Discontinued Operations - Summary of Assets and Liabilities Classified as Available For Sale (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets available for sale
Total assets available for sale	$ 0	$ 53,321,372	$ 0
Liabilities available for sale
Total liabilities available for sale	$ 0	29,874,831	$ 0
AxoBio [Member] | Discontinued Operations, Disposed of by Sale [Member]
Assets available for sale
Cash and cash equivalents		804,277
Accounts receivable, net		7,713,600
Prepaid expenses		251,086
Inventories		3,038,179
Property and equipment, net		63,384
Intangible assets, net		22,262,568
Goodwill		19,188,278
Total assets available for sale		53,321,372
Liabilities available for sale
Accounts payable		8,520,243
Accrued interest		134,961
Accrued interest, related party		98,982
Other accrued expenses		468,652
Loans payable, current		1,505,070
Related party loans, current		5,610,000
Earnout liability		8,000,000
Deferred income taxes		5,536,923
Total liabilities available for sale		$ 29,874,831